Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Loss before Income Taxes for Domestic and Non-U.S. Continuing Operations

Loss before income taxes for domestic and non-U.S. continuing operations is as follows:

(In thousands)	2013	2012	2011
Loss from continuing operations before income taxes and noncontrolling interest:
U.S.	$(23,022)	$(21,442)	$(7,262)
Foreign	(1,752)	(13,712)	(2,612)
Loss from continuing operations before income taxes and noncontrolling interest	$(24,774)	$(35,154)	$(9,874)

Benefit (Provision) for Income Taxes

The benefit (provision) for income taxes consisted of the following:

	December 31,
(In thousands)	2013	2012	2011
Deferred:
Federal	$111	$2,970	$2,140
State	—	21	—
Foreign	9	2,672	(115)
	$120	$5,663	$2,025
Current
Federal	$51	$83	$(173)
State	(57)	241	(91)
Foreign	(161)	(232)	(255)
Total current	(167)	92	(519)
Total benefit (provision) for income taxes	$(47)	$5,755	$1,506

Significant Items Making up Deferred Tax Assets and Liabilities

Significant items making up deferred tax assets and liabilities are as follows:

	December 31,
(In thousands)	2013	2012
Deferred tax assets:
Allowances not currently deductible for tax purposes	$3,617	$3,786
Net operating loss carryforwards	55,278	46,840
Accrued and other	2,736	2,853
	61,631	53,479
Less valuation allowance	(56,636)	(47,951)
	4,995	5,528
Deferred tax liability:
Depreciation and amortization	(3,954)	(4,723)
Other	(1,041)	(925)
Net deferred tax liability	$—	$(120)

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

The (benefit) provision for income taxes reconciles to the amount computed by applying the statutory federal tax rate to the loss before income taxes from continuing operation is as follows:

	December 31,
(In thousands)	2013	2012	2011
Income tax expense (benefit) at statutory federal tax rate of 34%	$(8,402)	$(11,952)	$(3,357)
Acquisition adjustments	4	37	241
State taxes, net of federal benefit	37	(173)	(199)
Foreign taxes benefits provided for at rates other than U.S. statutory rate	747	2,222	1,215
Change in valuation allowance	2,871	396	529
Goodwill impairment	4,974	3,242	—
Permanent differences	238	868	(56)
Other	(422)	(395)	121
Total (benefit) provision for income taxes	$47	$(5,755)	$(1,506)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits with an impact on the Company’s consolidated balance sheets or results of operations is as follows:

	2013	2012	2011
Balance at January 1	$2,311	$2,625	$2,490
Additions based on tax positions related to the current year	445	212	—
Additions for tax positions of prior years	233	624	135
Reductions in prior year tax positions due to net operating loss expirations	—	(942)	—
Reductions in prior year tax positions due to completion of audit	(153)	(129)	—
Other reductions in prior year tax positions	(36)	(79)	—
Balance at December 31	$2,800	$2,311	$2,625